REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2014
Regulatory Capital Requirements [Abstract]
Disclosure Related To Capital To Risk Weighted Asset [Table Text Block]
The minimum requirements are:

	Capital to risk-weighted assets		Tier 1 capital
	Total	Tier 1	to average assets
Well capitalized	10%	6%	5%
Adequately capitalized	8%	4%	4%
Undercapitalized	6%	3%	3%

Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
At year-end 2014, actual capital levels and minimum required levels for the Bank were as follows:

			Minimum Required		Minimum Required
(Dollars in thousands)			For Capital		To Be Well
	Actual		Adequacy Purposes		Capitalized
December 31, 2014	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total capital (to risk-weighted assets)	$36,667	13.1%	$22,431	8.0%	$28,039	10.0%
Tier 1 capital (to risk-weighted assets)	$33,154	11.8%	$11,216	4.0%	$16,824	6.0%
Tier 1 capital (to average assets)	$33,154	10.1%	$13,169	4.0%	$16,461	5.0%

At year-end 2013, actual capital levels and minimum required levels, for the Bank were as follows:

			Minimum Required		Minimum Required
(Dollars in thousands)			For Capital		To Be Well
	Actual		Adequacy Purposes		Capitalized
December 31, 2013	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total capital (to risk-weighted assets)	$33,968	12.6%	$21,507	8.0%	$26,884	10.0%
Tier 1 capital (to risk-weighted assets)	$30,595	11.4%	$10,754	4.0%	$16,130	6.0%
Tier 1 capital (to average assets)	$30,595	9.8%	$12,508	4.0%	$15,635	5.0%